Pension and Other Postretirement Benefit Plans 1 (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	11 Months Ended	12 Months Ended
	Jun. 07, 2013	Dec. 29, 2013	Apr. 28, 2013	Apr. 29, 2012	Apr. 27, 2011
Change in Plan Assets:
Fair value of plan assets at the end of the year		$ 3,654,688	$ 3,379,143	$ 3,140,834
Pension Plan, Defined Benefit [Member]
Change in Benefit Obligation:
Benefit obligation at the beginning of the year	3,271,566	3,152,003	2,930,347	2,765,316
Service cost	3,967	20,684	31,580	33,719	32,329
Interest cost	13,557	71,850	132,110	139,525	142,133
Participants’ contributions	186	1,298	2,294	2,281
Amendments	0	0	(145)	3,396
Actuarial (gain) loss	(91,756)	(72,118)	428,881	196,606
Settlement	0	(113,075)	(11,971)	(1,854)
Curtailment	0	(3,167)	0	0
Special/contractual termination benefits	17,230	36,385
Annuity plan transfers	0	81,144
Benefits paid	(13,191)	(93,630)	(157,672)	(152,342)
Translation adjustments	(49,556)	144,018	(83,858)	(56,300)
Benefit obligation at the end of the year	3,152,003	3,225,392	3,271,566	2,930,347	2,765,316
Change in Plan Assets:
Fair value of plan assets at the beginning of the year	3,379,143	3,334,138	3,140,834	3,261,881
Actual return on plan assets	16,740	161,056	429,011	84,004
Settlement	0	(113,075)	(11,971)	(1,854)
Special/contractual termination benefits	0	(714)
Employer contribution	6,812	156,165	69,388	23,469
Participants’ contributions	186	1,298	2,294	2,281
Annuity plan transfers	0	41,149
Benefits paid	(13,191)	(93,630)	(157,672)	(152,342)
Translation adjustments	(55,552)	168,302	(92,741)	(76,605)
Fair value of plan assets at the end of the year	3,334,138	3,654,689	3,379,143	3,140,834	3,261,881
Funded status	182,135	429,297	107,577	210,487
Other Postretirement Benefit Plans, Defined Benefit [Member]
Change in Benefit Obligation:
Benefit obligation at the beginning of the year	257,317	250,633	249,017	234,431
Service cost	743	3,550	6,486	5,967	6,311
Interest cost	938	5,053	9,923	11,457	12,712
Participants’ contributions	56	376	659	712
Amendments	0	(20,603)	0	735
Actuarial (gain) loss	(6,038)	(19,570)	9,153	17,278
Settlement	0	0	0	0
Curtailment	0	(1,017)	0	0
Benefits paid	(1,485)	(8,372)	(15,760)	(19,574)
Translation adjustments	(898)	(1,871)	(2,161)	(1,989)
Benefit obligation at the end of the year	250,633	208,179	257,317	249,017	234,431
Change in Plan Assets:
Fair value of plan assets at the beginning of the year	0	0	0	0
Actual return on plan assets	0	0	0	0
Settlement	0	0	0	0
Employer contribution	1,429	7,996	15,101	18,862
Participants’ contributions	56	376	659	712
Benefits paid	(1,485)	(8,372)	(15,760)	(19,574)
Translation adjustments	0		0	0
Fair value of plan assets at the end of the year	0	0	0	0	0
Funded status	$ (250,633)	$ (208,179)	$ (257,317)	$ (249,017)